Unaudited Condensed Consolidated and Combined Statements of Operations - USD ($) shares in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue	$ 2,267.5	$ 2,134.7	$ 2,889.0	$ 2,913.5	$ 2,909.1
Costs, expenses and other:
Cost of sales	1,161.3	1,088.9	1,493.9	1,409.0	1,533.7
Research and development	185.5	189.7	251.7	265.8	291.0
Marketing, selling and administrative	550.1	583.0	779.8	784.8	916.0
Amortization of intangible assets	147.3	161.0	221.2	170.7	163.0
Asset impairments, restructuring and other special charges (Note 6)	82.8	189.3	375.1	308.4	263.3
Other–net, (income) expense	24.2	0.0	(0.1)	(2.8)	1.6
Costs, expenses and other	2,151.2	2,211.9	3,121.6	2,935.9	3,168.6
Income (loss) before income taxes	116.3	(77.2)	(232.6)	(22.4)	(259.5)
Income tax expense	46.2	72.0	78.1	25.5	(48.7)
Net income (loss)	$ 70.1	$ (149.2)	$ (310.7)	$ (47.9)	$ (210.8)
Earnings (loss) per share:
Basic and diluted (usd per share)	$ 0.24	$ (0.51)	$ (1.06)	$ (0.16)	$ (0.72)
Weighted average shares outstanding:
Basic and diluted (in shares)	296.2	293.3	293.3	293.3	293.3